Income Taxes - Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current tax expenses	¥ 27,018		¥ 31,844	¥ 9,663
Deferred tax benefits	(12,827)		(12,508)	(24,339)
Income tax (benefit) expense	¥ 14,191	$ 2,227	¥ 19,336	¥ (14,676)